Cover	Sep. 23, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K of AeroVironment, Inc. (the "Company"), dated September 23, 2019 (the "Original Filing"), is being filed to disclose certain terms of Ms. Covington's consulting agreement with the Company in connection with her resignation, the terms of which were not yet finalized as of the Original Filing. This Amendment No. 1 effects no other changes in the Original Filing and is restated herein in its entirety.
Document Period End Date	Sep. 23, 2019
Entity File Number	001-33261
Entity Registrant Name	AEROVIRONMENT, INC.
Entity Central Index Key	0001368622
Entity Tax Identification Number	95-2705790
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 Innovators Way
Entity Address, City or Town	Simi Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93065
City Area Code	805
Local Phone Number	520-8350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false